Annual Total Returns- Thrivent Limited Maturity Bond Fund (Class S) [BarChart] - Class S - Thrivent Limited Maturity Bond Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.12%	4.03%	0.34%	1.67%	0.74%	2.75%	2.36%	0.89%	4.72%	4.05%